Employee Benefit Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Percentage of matching contribution	100.00%
Percentage of employers contribution based upon employee's pay	3.00%
Employer contribution amount	$ 19,571	$ 20,420
401 (k) Plan Matches 50% [Member]
Percentage of matching contribution	50.00%
Percentage of employers contribution based upon employee's pay	3.00%
401 (k) Plan Maximum 5% [Member]
Percentage of employers contribution based upon employee's pay	5.00%